Fair value (Details)	6 Months Ended
	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Financial liabilities
Financial liabilities	€ 58,111,000	€ 40,660,000
Transfer of assets, out of level 1 into level 2	0
Transfer of assets, out of level 2 into level 1	0
Transfer of liabilities, out of level 1 into level 2	0
Transfer of liabilities, out of level 2 into level 1	0
Carrying value | Level I | Cash and cash equivalents
Financial Assets
Financial assets	64,115,000	30,001,000
Carrying value | Level I | Financial assets
Financial Assets
Financial assets	33,670,000	18,000,000
Carrying value | Level II | Foreign currency swaps and forwards
Financial Assets
Financial assets		4,000
Carrying value | Level III | Loan facility agreement
Financial liabilities
Financial liabilities	18,787,000	7,793,000
Carrying value | Level III | Synthetic warrants
Financial liabilities
Financial liabilities	7,420,000	1,601,000
Carrying value | Level III | Recoverable cash advances
Financial liabilities
Financial liabilities	9,051,000	8,609,000
Carrying value | Level III | Convertible bonds
Financial liabilities
Financial liabilities	22,328,000	22,657,000
Carrying value | Level III | Cash Guarantees [member]
Financial Assets
Financial assets	507,000	394,000
Carrying value | Level III | Prepayment option
Financial Assets
Financial assets	66,000	91,000
Carrying value | Level III | Trade and other receivables
Financial Assets
Financial assets	9,149,000	6,184,000
Carrying value | Level III | Other current assets
Financial Assets
Financial assets	236,000	165,000
Carrying value | Level I And III [member] | Trade and other liabilities
Financial liabilities
Financial liabilities	15,100,000	15,578,000
Fair value | Level I | Cash and cash equivalents
Financial Assets
Financial assets	64,115,000	30,001,000
Fair value | Level I | Financial assets
Financial Assets
Financial assets	€ 33,670,000	18,000,000
Fair value | Level II | Foreign currency swaps and forwards
Financial Assets
Financial assets		4,000
Fair value | Level III | Historical volatility for shares, measurement input | Synthetic warrants | Binomial Tree
Financial liabilities
Duration utilized in determining fair value of liabilities	240
Significant unobservable input liabilities	65.144
Fair value | Level III | Historical volatility for shares, measurement input | Synthetic warrants | Binomial Tree | Tranche A
Financial liabilities
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	5.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 70,000,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	€ (81,000,000)
Fair value | Level III | Historical volatility for shares, measurement input | Synthetic warrants | Binomial Tree | Tranche B
Financial liabilities
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	5.00%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 65,000,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	(76,000,000)
Fair value | Level III | Loan facility agreement
Financial liabilities
Financial liabilities	19,537,000	8,165,000
Fair value | Level III | Synthetic warrants
Financial liabilities
Financial liabilities	7,420,000	1,601,000
Fair value | Level III | Recoverable cash advances
Financial liabilities
Financial liabilities	9,051,000	8,609,000
Fair value | Level III | Convertible bonds
Financial liabilities
Financial liabilities	€ 29,438,000	31,243,000
Fair value | Level III | Convertible bonds | Historical volatility for shares, measurement input | Longstaff-Schwartz Monte Carlo
Financial liabilities
Percentage of reasonably possible increase in unobservable input liabilities	0.05%
Percentage of reasonably possible decrease in unobservable input liabilities	0.05%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 800,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	€ 800,000
Fair value | Level III | Convertible bonds | Credit spread, measurement input | Longstaff-Schwartz Monte Carlo
Financial liabilities
Percentage of reasonably possible increase in unobservable input liabilities	0.01%
Percentage of reasonably possible decrease in unobservable input liabilities	0.01%
Change in fair value measurement due to reasonably possible increase in unobservable input liabilities.	€ 164,000
Changes in fair value measurement due to reasonably possible decrease in unobservable input liabilities	158,000
Fair value | Level III | Cash Guarantees [member]
Financial Assets
Financial assets	507,000	394,000
Fair value | Level III | Prepayment option
Financial Assets
Financial assets	66,000	91,000
Fair value | Level III | Trade and other receivables
Financial Assets
Financial assets	9,149,000	6,184,000
Fair value | Level III | Other current assets
Financial Assets
Financial assets	236,000	165,000
Fair value | Level I And III [member] | Trade and other liabilities
Financial liabilities
Financial liabilities	€ 15,100,000	€ 15,578,000